Summary of LTV Ratio and DSC Ratios of Mortgage Loan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 6,376	$ 5,871
Weighted-average DSC ratio	1.74	1.65
Weighted-average LTV ratio	0.61	0.68
Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,870	1,310
Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,089	1,160
Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	905	873
Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,298	2,276
Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	214	252
Less than 80% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	6,025	4,946
Weighted-average DSC ratio	1.77	1.74
Less than 80% [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,788	1,119
Less than 80% [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	951	922
Less than 80% [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	837	776
Less than 80% [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,236	1,940
Less than 80% [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	213	189
80% - less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	175	567
Weighted-average DSC ratio	1.22	1.27
80% - less than 90% [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	52	129
80% - less than 90% [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	52	76
80% - less than 90% [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	30	55
80% - less than 90% [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	41	250
80% - less than 90% [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total		57
90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	176	358
Weighted-average DSC ratio	1.00	1.07
90% or greater [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	30	62
90% or greater [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	86	162
90% or greater [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	38	42
90% or greater [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	21	86
90% or greater [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1	6
Greater than 1.10 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	5,978	5,428
Weighted-average LTV ratio	0.60	0.66
Greater than 1.10 [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,857	1,303
Greater than 1.10 [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	893	951
Greater than 1.10 [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	800	783
Greater than 1.10 [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,214	2,139
Greater than 1.10 [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	214	252
1.00-1.10 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	232	234
Weighted-average LTV ratio	0.61	0.76
1.00-1.10 [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	6	5
1.00-1.10 [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	122	121
1.00-1.10 [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	43	16
1.00-1.10 [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	61	92
Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	166	209
Weighted-average LTV ratio	0.91	0.96
Less than 1.00 [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	7	2
Less than 1.00 [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	74	88
Less than 1.00 [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	62	74
Less than 1.00 [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 23	$ 45